CONVERTIBLE DEBT AND EQUITY FINANCINGS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

3.            CONVERTIBLE DEBT AND EQUITY FINANCINGS

2010, 2011& 2012 Private Placement Transactions

During 2010, 2011 and 2012 we entered into a series of Bridge Note and Warrant Purchase Agreements as described in detail below. On September 26, 2010, the Company’s Board approved an approximate aggregate offering amount of $3 million in secured convertible promissory notes (the “October Notes”) to be issued by January 31, 2011, including for the exchange of Bridge Notes and Deerwood Notes (as defined below) and interest on those notes. October Notes in the aggregate principal amount of $3,023,938 and warrants to purchase 168,002 shares of common stock were issued by November 12, 2010.

On November 23, 2010 the Company’s Board approved an approximate aggregate offering amount of $5 million in subordinated convertible promissory notes (the “January Notes”) to be issued by July 31, 2011. From January 20, 2011 through to April 25, 2011, the Company issued January Notes in an aggregate principal amount of $2,500,000 and warrants to purchase 138,897 shares of common stock.

On September30, 2011 the Company’s Board approved an approximate aggregate offering amount of $2 million in subordinated convertible promissory notes (the “$2M Bridge Notes”) to be issued by April 1, 2012. From October 18, 2011 through January 31, 2012, the Company issued $2M Bridge Notes in an aggregate principal amount of $2,000,000 and warrants to purchase 666,667 shares of common stock.

The securities issued under the 2010, 2011 and 2012 Bridge Note and Warrant Purchase Agreements are summarized in the following table and notes:

			As of December 31, 2011
Note Type and Investor		Amended Due Date	Balance($)	Discount ($)	Carrying Value ($)	Warrants Issued	Warrant Expiration Date

Secured 9% Notes Convertible at $3.00 (the “October Notes”) (14)(16)

John Pappajohn	(1)	10/1/2012	$761,700	$-	$761,700	126,949	9/30/2017
Deerwood Partners, LLC	(2)	10/1/2012	256,100	-	256,100	25,614	11/2/2017
Deerwood Holdings, LLC	(2)	10/1/2012	256,100	-	256,100	25,614	11/2/2017
SAIL Venture Partners, LP	(2)		-	-	-	34,152	11/2/2017
SAIL Venture Partners, LP	(3)	10/1/2012	250,000	-	250,000	41,667	9/30/2017
Fatos Mucha	(10)	10/1/2012	100,000	-	100,000	16,667	10/11/2017
Andy Sassine	(4)	10/1/2012	500,000	-	500,000	83,334	10/10/2017
JD Advisors	(10)	10/1/2012	150,000	-	150,000	25,000	10/20/2017
Queen Street Partners	(10)	10/1/2012	100,000	-	100,000	16,667	10/27/2017
BGN Acquisitions	(2)	10/1/2012	250,000	-	250,000	41,667	11/2/2017
Highland Long/Short Fund Healthcare Fund	(5)	10/1/2012	400,000	-	400,000	66,667	11/9/2017
Monarch Capital: Placement Agent Warrants	(6)		-	-	-	3,334	10/11/2015
Monarch Capital: Placement Agent Warrants	(6)		-	-	-	13,334	11/11/2015
Total Secured Convertible Promissory (October) Notes		10/1/12	$3,023,900	$-	$3,023,900	520,666	2015 - 2017

Subordinated 9% Notes Convertible at $3.00 (the “January Notes”) (15)(16)
Note Type and Investor		Amended Due Date	Balance($)	Discount ($)	Carrying Value ($)	Warrants Issued	Warrant Expiration Date
Meyer Proler MD	(7)	10/1/2012	$50,000	$0	$50,000	8,334	1/19/2018
William F. Grieco	(10)	10/1/2012	100,000	(8,300)	91,700	16,667	2/2/2018
Edward L. Scanlon	(10)	10/1/2012	200,000	(16,700)	183,300	33,334	2/6/2018
Robert Frommer Family Trust	(8)	10/1/2012	50,000	(700)	49,300	8,334	2/14/2018
Paul Buck	(9)	10/1/2012	50,000	(700)	49,300	8,334	2/14/2018
Andy Sassine	(4)	10/1/2012	200,000	(25,000)	175,000	33,334	2/22/2018
SAIL Venture Partners, LP	(3)	10/1/2012	187,500	(31,300)	156,200	31,250	2/26/2018
SAIL 2010 Co-Investment Partners, LP	(3)	10/1/2012	62,500	(10,400)	52,100	10,417	2/26/2018
Highland Long/Short Healthcare Fund	(5)	10/1/2012	400,000	(66,700)	333,300	66,667	2/26/2018
Monarch Capital: Placement Agent Warrants	(6)	10/1/2012	-	-	-	18,334	2/27/2016
Rajiv Kaul	(10)	10/1/2012	100,000	(16,700)	83,300	16,667	3/2/2018
Meyer Proler MD	(7)	10/1/2012	50,000	(14,600)	35,400	8,334	04/04/2018
SAIL Venture Partners, LP	(3)	10/1/2012	250,000	(72,900)	177,100	41,667	04/14/2018
SAIL 2010 Co-Investment Partners, LP	(3)	10/1/2012	250,000	(72,900)	177,100	41,667	04/14/2018
John M Pulos	(10)	10/1/2012	150,000	(43,750)	106,200	25,000	04/21/2018
SAIL Venture Partners, LP	(3)	10/1/2012	125,000	(36,400)	88,600	20,834	04/24/2018
SAIL 2010 Co-Investment Partners, LP	(3)	10/1/2012	125,000	(36,400)	88,600	20,834	04/24/2018
Cummings Bay Capital LP	(5)	10/1/2012	150,000	(43,750)	106,200	25,000	04/24/2018
Monarch Capital: Placement Agent Warrants	(6)		-	-	-	6,667	04/24/2016
Antaeus Capital: Placement Agent Warrants	(11)		-	-	-	5,000	04/21/2016
Total Subordinated Secured Convertible Promissory (January) Notes		10/1/2012	$2,500,000	$(497,200)	$2,002,700	446,675	2016 - 2018

Subordinated 9% Notes Convertible at $3.00 (the “$2M Bridge ”) (17)
Note Type and Investor		Amended Due Date	Balance($)	Discount ($)	Carrying Value ($)	Warrants Issued	Warrant Expiration Date

John Pappajohn	(1)	10/18/2011	250,000	(197,900)	52,100	83,334	10/17/2016
Jordan Family, LLC	(12)	10/31/2011	20,000	(16,700)	3,300	6,667	10/30/2016
Larry Hopfenspirger	(12)	11/10/2011	60,000	(52,500)	7,500	20,000	11/9/2016
John Pappajohn	(1)	11/10/2011	250,000	(218,700)	31,300	83,334	11/9/2016
Zanett Opportunity Fund, Ltd	(13)	11/17/2011	250,000	(218,700)	31,300	83,334	11/16/2016
John Pappajohn	(1)	12/27/2011	250,000	(250,000)	-	83,334	12/26/2016
Monarch Capital: Placement Agent Warrants	(6)		-	-	-	2,667	12/15/2016

Total Subordinated Secured Convertible Promissory ($2M Bridge) Notes			$1,080,000	$(954,500)	$125,500	362,670
Total Subordinated Secured Convertible Promissory Notes			$3,580,000	$(1,451,700)	$2,128,200	809,345

Total			$6,603,900	$(1,451,700)	$5,152,100	1,330,011

(1)	Mr. John Pappajohn is a Director of the Company. On June 3, 2010, we entered into a Bridge Note and Warrant Purchase Agreement with John Pappajohn to purchase two secured promissory notes (each, a “Bridge Note”) in the aggregate principal amount of $500,000, with each Bridge Note in the principal amount of $250,000 maturing on December 2, 2010. On June 3, 2010, Mr. Pappajohn loaned the Company $250,000 in exchange for the first Bridge Note (there were no warrants issued in connection with this first note) and on July 25, 2010, Mr. Pappajohn loaned the Company $250,000 in exchange for the second Bridge Note. In connection with his purchase of the second Bridge Note, Mr. Pappajohn received a warrant to purchase up to 8,334 shares of our common stock. The exercise price of the warrant (subject to anti-dilution adjustments, including for issuances of securities at prices below the then-effective exercise price) was $15.00 per share. Pursuant to a separate agreement that we entered into with Mr. Pappajohn on July 25, 2010, we granted him a right to convert his Bridge Notes into shares of our common stock at a conversion price of $15.00. The conversion price was subject to customary anti-dilution adjustments, but would never be less than $9.00. Each Bridge Note accrued interest at a rate of 9% per annum.

On October 1, 2010, we entered into a Note and Warrant Purchase Agreement (the “October Purchase Agreement”) with John Pappajohn, pursuant to which we issued to Mr. Pappajohn October Notes in the aggregate principal amount of $761,700 and warrants to purchase up to 126,949 shares of common stock. The Company received $250,000 in gross proceeds from the issuance of October Notes in the aggregate principal amount of $250,000 and related warrants to purchase up to 41,667 shares. We also issued October Notes in the aggregate principal amount of $511,700, and related warrants to purchase up to 85,282 shares, to Mr. Pappajohn in exchange for the cancellation of the two Bridge Notes originally issued to him on June 3, 2010 and July 25, 2010 in the aggregate principal amount of $500,000 (and accrued and unpaid interest on those notes) and a warrant to purchase up to 8,334 shares originally issued to him on July 25, 2010. The transaction closed on October 1, 2010.

On October 18, 2011, the Company entered into a new note and warrant purchase agreement in connection with a $2 million bridge financing (the “$2M Bridge Financing”), with John Pappajohn.  Pursuant to the agreement, the Company issued subordinated secured convertible notes (the “$2M Bridge Notes”) in the aggregate principal amount of $250,000 and warrants to purchase 41,667 shares of common stock to Mr. Pappajohn for gross proceeds to the Company of $250,000.

The new note and warrant purchase agreement initially provided for the issuance and sale of $2M Bridge Notes in the aggregate principal amount of up to $2,000,000, and warrants to purchase a number of shares corresponding to 50% of the number of shares issuable on conversion of the $2M Bridge Notes, in one or multiple closings to occur no later than April 1, 2012. On November 11, 2011, the Company entered into an Amended and Restated Note and Warrant Purchase Agreement (the “$2M Bridge Financing Purchase Agreement”) in connection with the Bridge Financing, which amended and restated the October agreement in that it increased the warrant coverage from 50% to 100%.  In addition, each holder’s option to redeem or convert their 2011 Bridge Note at the closing of the Qualified Offering (defined below) can now only be amended, waived or modified with the consent of the Company and that holder.

On each of November 10, 2011 and December 27, 2011, the Company issued a $2M Bridge Note in the aggregate principal amount of $250,000 and warrants to purchase 83,334 shares of common stock to Mr. Pappajohn for gross proceeds to the Company of $250,000. The combined aggregate amount for these two $2M Bridge Financings was $500,000 and warrants to purchase 166,668 shares of common stock for gross proceeds to the Company of $500,000.

(2)	Dr. George Kallins is a Director of the Company and together with his wife controls Deerwood Partners, LLC and Deerwood Holding, LLC. He is also the General Partner of BGN Acquisitions Ltd. LP.

On July 5, 2010 and August 20, 2010, we issued unsecured promissory notes (each, a “Deerwood Note”) in the aggregate principal amount of $500,000 to Deerwood Partners LLC and Deerwood Holdings LLC, with each investor purchasing two notes in the aggregate principal amount of $250,000.   The Deerwood Notes were to mature on December 15, 2010.  We received $250,000 in gross proceeds from the issuance of the first two notes on July 5, 2010 and another $250,000 in gross proceeds from the issuance of the second two notes on August 20, 2010.   In connection with the August 20, 2010 transaction, each of the two investors also received a warrant to purchase up to 2,500 shares of our common stock at an exercise price (subject to anti-dilution adjustments, including for issuances of securities at prices below the then-effective exercise price) of $16.80 per share.

SAIL Venture Partners L.P. (“SAIL”) issued unconditional guaranties to each of the Deerwood investors, guaranteeing the prompt and complete payment when due of all principal, interest and other amounts under each Deerwood Note.  SAIL’s general partner is SAIL Venture Partners, LLC, of which our director David Jones is a senior partner.  The obligations under each guaranty were independent of our obligations under the Deerwood Notes and separate actions could be brought against the guarantor.  We entered into an oral agreement to indemnify SAIL and grant to SAIL a security interest in our assets in connection with the guaranties. In addition, on August 20, 2010, we granted SAIL warrants to purchase up to an aggregate of 3,334 shares of common stock at an exercise price (subject to anti-dilution adjustments, including for issuances of securities at prices below the then-effective exercise price) of $16.80 per share.

Each Deerwood Note accrued interest at a rate of 9% per annum and was convertible into shares of our common stock at a conversion price of $15.00.  The conversion price was subject to customary anti-dilution adjustments, but would never be less than $9.00.

On November 3, 2010, Deerwood Partners LLC, Deerwood Holdings LLC and BGN Acquisition Ltd. LP, executed the October Purchase Agreement. In connection therewith, we issued October Notes in the aggregate principal amount of $762,200 and warrants to purchase up to 92,895 shares of common stock, as follows: (a) We received $250,000 in gross proceeds from the issuance to BGN Acquisition Ltd., LP, of October Notes in the aggregate principal amount of $250,000 and related warrants to purchase up to 41,667 shares. (b) We also issued October Notes in the aggregate principal amount of $512,200, and related warrants to purchase up to 51,228 shares, to Deerwood Holdings LLC and Deerwood Partners LLC, in exchange for the cancellation of the Deerwood Notes originally issued on July 5, 2010 and August 20, 2010 in the aggregate principal amount of $500,000 (and accrued and unpaid interest on those notes) and warrants to purchase an aggregate of up to 5,000 shares originally issued on August 20, 2010. The related guaranties and oral indemnification and security agreement that had been entered into in connection with the Deerwood Notes were likewise terminated. SAIL, of which our director David Jones is a senior partner, issued unconditional guaranties to each of the Deerwood investors, guaranteeing the prompt and complete payment when due of all principal, interest and other amounts under the October Notes issued to such investors. The obligations under each guaranty are independent of our obligations under the October Notes and separate actions may be brought against the guarantor. In connection with its serving as guarantor, we granted SAIL warrants to purchase up to an aggregate of 34,152 shares of common stock. The warrants to purchase 3,334 shares of common stock previously granted to SAIL on August 20, 2010 were canceled.

(3)	Mr. Dave Jones is a Director of the Company and is a senior partner of the general partner of SAIL Venture Partners, LP. ofwhich SAIL 2010 Co-Investment Partners, L.P. is an affiliate.

(4)	Mr. Andy Sassine is an accredited investor and has become a beneficial owner of more than 5% of our outstanding common stock.

(5)	Highland Long/Short Healthcare Fund is affiliated with Cummings Bay Capital LP. Both individually and in the aggregate with Cummings Bay Capital LP, Highland Long/Short Healthcare Fund has become the beneficial owner of more than 5% of our outstanding common stock.
(6)	Monarch Capital Group LLC (“Monarch”) acted as non-exclusive placement agent with respect to the October 12, 2010 placement of October Notes in the aggregate principal amount of $100,000 and related warrants, pursuant to an engagement agreement, dated September 30, 2010, between the Company and Monarch. Under the engagement agreement, in return for its services as non-exclusive placement agent, Monarch was entitled to receive (a) a cash fee equal to 10% of the gross proceeds raised from the sale of October Notes to investors introduced to the Company by Monarch; (b) a cash expense allowance equal to 2% of the gross proceeds raised from the sale of October Notes to such investors; and (c) five-year warrants (the “2010 Placement Agent Warrants”) to purchase common stock of the Company equal to 10% of the shares issuable upon conversion of October Notes issued to such investors. In connection with the closings of October 12, 2010 andNovember 11, 2010 Monarch received a cash fee of $60,000 and a cash expense allowance of $10,000 and, on October 25, 2010, received 2010 Placement Agent Warrants to purchase 16,668 shares of the Company’s common stock at an exercise price of $3.00 per share.

Monarch has also acted as non-exclusive placement agent with respect to the placement of January Notes in the aggregate principal amount of $550,000 and related warrants, pursuant to an engagement agreement, dated January 19, 2011 which has the same terms as the September 30, 2010 agreement between the Company and Monarch. In connection with acting as nonexclusive placement agent with respect to January Notes in the aggregate principal amount of $550,000 and related warrants, Monarch received aggregate cash fees of $55,000 and an aggregate cash expense allowance of $11,000 and five-year warrants (the “2011 Placement Agent Warrants”) to purchase an aggregate of up to 18,334 shares of the Company’s common stock at an exercise price of $3.00 per share. The 2011 Placement Agent Warrants have an exercise price equal to 110% of the conversion price of the January Notes and an exercise period of five years. The terms of the 2011 Placement Agent Warrants, except for the exercise price and period, are identical to the terms of the warrants related to the January Notes.

Monarch has acted as non-exclusive placement agent with respect to the placement of certain of the abovementioned January Notes in the aggregate principal amount of $200,000 and related warrants, pursuant to an engagement agreement, dated January 19, 2011 which has the same terms as the abovementioned September 30, 2010 agreement between the Company and Monarch. In connection with acting as nonexclusive placement agent with respect to two January Notes dated April 5, 2011 and April 25, 2011 in the aggregate principal amount of $200,000 and related warrants, Monarch received aggregate cash fees of $20,000 and an aggregate cash expense allowance of $4,000 and 2011 Placement Agent Warrants to purchase an aggregate of up to 6,667 shares of the Company’s common stock at an exercise price of $3.00 per share.

Monarch has also acted as non-exclusive placement agent with respect to the placement of $2M Bridge Notes in the aggregate principal amount of $80,000 and related warrants, pursuant to an engagement agreement, dated October 20, 2011 which has the same terms as the September 30, 2010 agreement between the Company and Monarch except that placement agent warrants have the same exercise price and term as the investor warrants. In connection with acting as nonexclusive placement agent with respect to $2M Bridge Notes in the aggregate principal amount of $80,000 and related warrants, Monarch received aggregate cash fees of $8,000 and an aggregate cash expense allowance of $1,600 and five-year warrants to purchase an aggregate of up to 2,667 shares of the Company’s common stock at an exercise price of $3.00 per share.

(7)	Dr. Meyer Proler is an accredited investor who provides medical consulting services to the Company.

(8)	The Robert Frommer Family Trust is an accredited investor, the trustee of which is the father-in-law of the Company’s Chief Executive Officer, George Carpenter.

(9)	Mr. Paul Buck is the Chief Financial Officer of the Company.

(10)	All these investors are accredited.

(11)	Antaeus Capital, Inc. acted as non-exclusive placement agent with respect to the placement of January Notes. in the aggregate principal amount of $150,000 and related warrants, pursuant to an engagement agreement, dated April 15, 2011, between the Company and Antaeus. Under the engagement agreement, in return for its services as non-exclusive placement agent, Antaeus is entitled to receive (a) a cash fee equal to 10% of the gross proceeds raised from the sale of January Notes to investors introduced to the Company by Antaeus; and (b) 2011 Placement Agent Warrants to purchase the Company’s common stock equal to 10% of the gross amount of securities sold to such investors. In connection with acting as nonexclusive placement agent with respect to January Notes in the aggregate principal amount of $150,000 and related warrants, Antaeus received aggregate cash fees of $15,000 and 2011 Placement Agent Warrants to purchase an aggregate of up to 5,000 shares of the Company’s common stock at an exercise price of $3.00 per share.

(12)	Intentionally Omitted.

(13)	On November 17, 2011, Zanett Opportunity Fund, Ltd., a Bermuda corporation for which McAdoo Capital, Inc. is the investment manager, purchased 2011 Bridge Notes in the aggregate principal amount of $250,000 and warrants to purchase 83,334 shares of common stock for cash payments aggregating $250,000. Mr. McAdoo is the president and owner of McAdoo Capital, Inc. On November 21, 2011, the Board of Directors elected Zachary McAdoo to the Board. Mr. McAdoo also serves as Chairman of the Board’s Audit Committee.

(14)	The October Notes:The October Purchase Agreement provides for the issuance and sale of October Notes, for cash or in exchange for outstanding convertible notes, in the aggregate principal amount of up to $3,000,000 plus an amount corresponding to accrued and unpaid interest on any exchanged notes, and warrants to purchase a number of shares corresponding to 50% of the number of shares issuable on conversion of the October Notes. The agreement provides for multiple closings, but mandates that no closings may occur after January 31, 2011. The October Purchase Agreement also provides that the Company and the holders of the October Notes will enter into a registration rights agreement covering the registration of the resale of the shares underlying the October Notes and the related warrants.

The October Notes mature one year from the date of issuance (subject to earlier conversion or prepayment), earn interest equal to 9% per year with interest payable at maturity, and are convertible into shares of common stock of the Company at a conversion price of $9.00. The conversion price is subject to adjustment upon (i) the subdivision or combination of, or stock dividends paid on, the common stock; (ii) the issuance of cash dividends and distributions on the common stock; (iii) the distribution of other capital stock, indebtedness or other non-cash assets; and (iv) the completion of a financing at a price below the conversion price then in effect. The October Notes are furthermore convertible, at the option of the holder, into securities to be issued in subsequent financings at the lower of the then-applicable conversion price or price per share payable by purchasers of such securities. The October Notes can be declared due and payable upon an event of default, defined in the October Notes to occur, among other things, if the Company fails to pay principal and interest when due, in the case of voluntary or involuntary bankruptcy or if the Company fails to perform any covenant or agreement as required by the October Note.

Our obligations under the terms of the October Notes are secured by a security interest in the tangible and intangible assets of the Company, pursuant to a Security Agreement, dated as of October 1, 2010, by and between the Company and John Pappajohn, as administrative agent for the holders of the October Notes. The agreement and corresponding security interest terminate if and when holders of a majority of the aggregate principal amount of October Notes issued have converted their October Notes into shares of common stock.

The warrants related to the October Notes expire seven years from the date of issuance and are exercisable for shares of common stock of the Company at an exercise price of $9.00. Exercise price and number of shares issuable upon exercise are subject to adjustment (1) upon the subdivision or combination of, or stock dividends paid on, the common stock; (2) in case of any reclassification, capital reorganization or change in capital stock and (3) upon the completion of a financing at a price below the exercise price then in effect. Any provision of the October Notes or related warrants can be amended, waived or modified upon the written consent of the Company and holders of a majority of the aggregate principal amount of such notes outstanding. Any such consent will affect all October Notes or warrants, as the case may be, and will be binding on all holders thereof.

The October Notes were subsequently amended as detailed in (16) below.

(15)	The January Notes: The 2011Note and Warrant Purchase Agreement (the” January Purchase Agreement”) provides for the issuance and sale of January Notes in the aggregate principal amount of up to $5,000,000, and warrants to purchase a number of shares corresponding to 50% of the number of shares issuable on conversion of the January Notes, in one or multiple closings to occur no later than July 31, 2011. The January Purchase Agreement also provides that the Company and the holders of the January Notes will enter into a registration rights agreement covering the registration of the resale of the shares underlying the January Notes and the related warrants.

The terms of the January Notes are identical to the terms of the October Notes, except that (i) the January Notes are not secured by any of the Company’s assets, (ii) the January Notes are subordinated in all respects to the Company’s obligations under the October Notes and the related guaranties issued to certain investors by SAIL and (iii) the Company is not subject to a restrictive covenant to the use of proceeds from the sale of the January Notes only for current operations.  The terms of the new warrants are identical to the terms of the warrants issued in connection with the October Notes.

The January Notes were subsequently amended as detailed in (16) below.

(16)	Amendment of the October Notes and the January Notes: On October 11, 2011, we, with the consent of holders of a majority in aggregate principal amount outstanding (the “Majority Holders”) of our outstanding January Notes, amended all of the January Notes to extend the maturity of such notes until October 1, 2012. The amendment, which is effective as of September 30, 2011, also added a mandatory conversion provision to the terms of the January Notes. Under that provision, the January Notes would be automatically converted upon the closing of a public offering by the Company of shares of its common stock and/or other securities with gross proceeds to the Company of at least $10 million (the “Qualified Offering”). If the public offering price is less than the conversion price then in effect, the conversion price will be adjusted to match the public offering price (the “Qualified Offering Price”). Pursuant to the terms of the amendment, the January Notes would receive a second position security interest in the assets of the Company (including its intellectual property). The Majority Holders of the January Notes also consented to the terms of a new $2 million bridge financing (the “$2M Bridge Financing”) and to granting the investors in such financing a second position security interest in the assets of the Company (including its intellectual property) that is pari passu with the second position security interest received by the holders of the January Notes.

On October 12, 2011, the Company, with the consent of the Majority Holders of its October Notes, amended all of the October Notes to extend the maturity of such notes until October 1, 2012.  The amendment, which is effective as of September 30, 2011, also added the same mandatory conversion and conversion price adjustment provisions to the terms of the October Notes as were added to the terms of the January Notes.    The Majority Holders of the October Notes also consented to the terms of the Bridge Financing and to granting the investors in such financing as well as the holders of the Company’s January Notes a second position security interest in the assets of the Company (including its intellectual property).  The guaranties that had been issued in 2010 to certain October Note investors by SAIL Venture Partners, L.P. were extended accordingly.

Pursuant to the agreements amending the October Notes and January Notes (the “Amendment and Conversion Agreements”), the exercise price of the warrants that were issued in connection with the October Notes and the January Notes (the “Outstanding Warrants”) will be adjusted to match the Qualified Offering Price, if such price is lower than the exercise price then in effect. The Company agreed to issue to each holder of the October Notes and January Notes, as consideration for the above, warrants to purchase a number of shares of common stock equal to 30% of the number of shares of common stock to be received by each holder upon conversion of their notes at the closing of the Qualified Offering (the “Consideration Warrants”).  The Consideration Warrants would be issued after the Qualified Offering and would have the same terms as the Outstanding Warrants, as amended.

As a result of the issuance of $2M Bridge Notes (mentioned below) at a conversion price of $3.00 and the associated warrants to purchase common stock at an exercise price of $3.00, the ratchet provision in the October Notes and January Notes was triggered, with the result that the conversion price of such notes was lowered from $9.00 to $3.00, the exercise price of the associated warrants was lowered from $9.00 to $3.00 per share, and the number of shares underlying such notes and warrants was proportionately increased.

The Amended and Restated Security Agreement, dated as of September 30, 2011, between the Company and Paul Buck, as administrative agent for the secured parties (the “Amended and Restated Security Agreement”), which replaces the existing security agreement from 2010, and the corresponding security interest terminate (1) with respect to the October Notes, if and when holders of a majority of the aggregate principal amount of October Notes issued have converted their notes into shares of common stock and, (2) with respect to the January Notes and the $2M Bridge Notes (defined below), if and when holders of a majority of the aggregate principal amount of January Notes and $2M Bridge Notes (on a combined basis) have converted their notes.

The Company evaluated the Amendment and Conversion Agreements, effective September 30, 2011 and the October Purchase Agreement, effective September 30, 2010, under ASC 470-50-40 “Extinguishments of Debt” (“ASC 470”). ASC 470 requires modifications to debt instruments to be evaluated to assess whether the modifications are considered “substantial modifications”. A substantial modification of terms shall be accounted for like an extinguishment. For extinguished debt, a difference between the re-acquisition price and the net carrying amount of the extinguished debt shall be recognized currently in income of the period of extinguishment as losses or gains. The Company noted the change in terms per the Amendment and Conversion Agreements and the October Purchase Agreement, met the criteria for substantial modification under ASC 470, and accordingly treated the modification as extinguishment of the original convertible notes, replaced by the new convertible notes under the modified terms. The Company recorded a loss on extinguishment of debt of $1,968,000 and $1,094,300 for the years ended September 30, 2011 and 2010, respectively.

(17)	The $2M Bridge Notes: The $2M Bridge Financing Purchase Agreement provides for the issuance and sale of $2M Bridge Notes (including the notes issued in October 2011) in the aggregate principal amount of up to $2,000,000, and warrants to purchase a number of shares corresponding to 100% of the number of shares issuable on conversion of the Bridge Notes, in one or multiple closings to occur no later than April 1, 2012. The $2M Bridge Financing Purchase Agreement also provides that the Company and the holders of the $2M Bridge Notes will enter into a registration rights agreement covering the registration of the resale of the shares underlying the $2M Bridge Notes and the related warrants.

The $2M Bridge Notes mature one year from the date of issuance (subject to earlier conversion or prepayment), earn interest equal to 9% per year with interest payable at maturity, are convertible into shares of common stock of the Company at a conversion price of $3.00, are secured by a second position security interest in the Company’s assets that is pari passu with the interest recently granted to the holders of the January Notes, are subordinated in all respects to the Company’s obligations under its October Notes and the related guaranties issued to certain investors by SAIL Venture Partners, L.P. and are pari passu to the obligations under the January Notes. The second position security interest is governed by the amended and restated security agreement, dated as of September 30, 2011, between the Company and Paul Buck, as administrative agent for the secured parties (the “Amended and Restated Security Agreement”), which replaced the security agreement entered into in connection with the issuance of the October Notes in 2010.

The conversion price of the $2M Bridge Notes is subject to adjustment upon (1) the subdivision or combination of, or stock dividends paid on, the common stock; (2) the issuance of cash dividends and distributions on the common stock; (3) the distribution of other capital stock, indebtedness or other non-cash assets; and (4) the completion of a financing at a price below the conversion price then in effect. At the closing of a public offering by the Company of shares of its common stock and/or other securities with gross proceeds to the Company of at least $10 million (the “Qualified Offering”), each $2M Bridge Note will be either redeemed or converted (in whole or in part) at a conversion price equal to the lesser of the public offering price or the conversion price then in effect, with the choice between redemption and conversion being at the sole option of the holder. The $2M Bridge Notes can be declared due and payable upon an event of default, defined in the $2M Bridge Notes to occur, among other things, if the Company fails to pay principal and interest when due, in the case of voluntary or involuntary bankruptcy or if the Company fails to perform any covenant or agreement as required by the $2M Bridge Note or materially breaches any representation or warranty in the $2M Bridge Note or the $2M Bridge Financing Purchase Agreement.

The warrants related to the $2M Bridge Notes expire five years from the date of issuance and are exercisable for shares of common stock of the Company at an exercise price of $3.00. Exercise price and number of shares issuable upon exercise are subject to adjustment (1) upon the subdivision or combination of, or stock dividends paid on, the common stock; (2) in case of any reclassification, capital reorganization or change in capital stock and (3) upon the completion of a financing at a price below the exercise price then in effect (including the Qualified Offering), except that subsequent to the Qualified Offering, the exercise price will not be adjusted for any further financings.  The warrants contain a cashless exercise provision.

With the exception of each holder’s option to redeem or convert their $2M Bridge Note at the closing of the Qualified Offering, any provision of the $2M Bridge Notes or related warrants can be amended, waived or modified upon the written consent of the Company and holders of a majority of the aggregate principal amount of such notes outstanding. Any such majority consent will affect all $2M Bridge Notes or warrants, as the case may be, and will be binding on the Company and all holders of the $2M Bridge Notes or warrants. Each holder’s option to redeem or convert the $2M Bridge Note at the closing of the Qualified Offering cannot be amended, waived or modified without the written consent of the Company and such holder and such amendment, waiver or modification will be binding only on the Company and such holder.

The Amended and Restated Security Agreement and the corresponding security interest terminate (1) with respect to the October Notes, if and when holders of a majority of the aggregate principal amount of October Notes issued have converted their notes into shares of common stock and (2) with respect to the January Notes and 2011 Bridge Notes, if and when holders of a majority of the aggregate principal amount of January Notes and 2011 Bridge Notes (on a combined basis) have converted their notes.

As of December 31, 2011 outstanding secured convertible promissory notes (October Notes) were $3,023,900 (including $23,900 corresponding to accrued and unpaid interest on the exchanged notes) and debt discount was $0. During the three months ended December 31, 2011 the Company amortized $155,700 of the debt discount.

As of December 31, 2011 outstanding secured subordinated convertible promissory notes (January Notes) were $2,500,000 and debt discount was $497,200. During the three months ended December 31, 2011 the Company amortized $608,000 of the debt discount.

As of December 31, 2011 outstanding secured subordinated convertible promissory notes ($2M Bridge Notes) were $1,080,000 and debt discount was $954,500. During the three months ended December 31, 2011 the Company amortized $125,500 of the debt discount.

The combined outstanding secured and subordinated secured convertible promissory notes as of December 31, 2011 were $6,603,900 and debt discounts were $1,451,700. During the three months ended December 31, 2011 the Company amortized $899,200 of the debt discount.

In connection with our now withdrawnapplication to list our securities on the TSXV and the contemplated public offering of securities in Canada and the United States, we entered into the following agreements on June 3, 2011 with holders of 100% of our 2010 Placement Agent Warrants and 2011 Placement Agent Warrants initially issued to Monarch Capital Group LLC and Antaeus Capital, Inc. have agreed to amend such warrants to remove full ratchet anti-dilution protection from the terms of the warrants. This amendment is conditioned on the closing of the proposed offering, provided that the proposed offering yields gross proceeds to the Company of at least $10 million, and is effective immediately prior to the closing of the proposed offering. As consideration for this amendment, we expect to issue warrants to purchase an aggregate of 11,667 shares of our common stock to such holders (after adjustment for the anti-dilution ratchet), with each holder receiving a warrant to purchase a number of shares of common stock corresponding to 25% of the number of shares issuable upon exercise of their placement agent warrants.

In September 2011, it was determined that proceeding with the contemplated public offering of securities in Canada and listing on the TSXV was not viable due to the highly volatile market conditions at that time and the decision was made to terminate the offering.

Assuming the Qualified Offering had been consummated on December 31, 2011, October and January Notes in the aggregate principal amount and accrued interest through December 31, 2011 of approximately $6,035,400 would have been automatically converted into 2,011,773 shares of our common stock and Consideration Warrants would have been issued to purchase an aggregate of 603,533 shares of our common stock. Additionally, if the $2M Bridge Note holders would also elect to convert their $2M Bridge Notes in full at the time of the Qualified Offering, a further $1,091,900, including interest, would have been converted into 363,959 shares of our common stock.

3.	CONVERTIBLE DEBT AND EQUITY FINANCINGS

 2009 Private Placement Transactions (“Maxim PIPE”)

On August 26, 2009, we received gross proceeds of approximately $2,043,000 in the first closing of our private placement transaction (also referred to as the Maxim PIPE), with six accredited investors.  Pursuant to Subscription Agreements entered into with the investors, we sold approximately 38 Investment Units at $54,000 per Investment Unit.  Each “Investment Unit” consists of 6,000 shares of our common stock and a five year non-callable warrant to purchase 3,000 shares of our common stock at an exercise price of $9.00 per share.  After commissions and expenses, we received net proceeds of approximately $1,792,300 upon the first closing of our private placement.  On December 24, 2009, we had a second closing of our private placement in which we received additional gross proceeds of approximately $2,996,000 from 24 accredited investors.  At the second closing, we sold approximately 55 Investment Units on the same terms and conditions as the Investment Units sold at the first closing.  After commissions and expenses, we received net proceeds of approximately $2,650,400 in connection with this second closing of our private placement.  On December 31, 2009, we had a third closing of our private placement in which we received additional gross proceeds of approximately $432,000 from five accredited investors.  At the third closing, we sold eight Investment Units on the same terms and conditions as the Investment Units sold at the first closing. After commissions and expenses, we received net proceeds of approximately $380,200 in connection with this third closing of our private placement.  On January 4, 2010, the Company completed its fourth and final closing of its private placement, resulting in additional gross proceeds to the Company of $108,000 from two accredited investors.  At this fourth closing, we sold two Investment Units on the same terms and conditions as the Investment Units sold at the first closing. After commissions and expenses, we received net proceeds of approximately $95,000 in connection with this final closing of our private placement

2010 & 2011 Private Placement Transactions

During 2010 and 2011 we entered into a series of Bridge Note and Warrant Purchase Agreements as described in detail below. On September 26, 2010, the Company’s Board approved an approximate aggregate offering amount of $3 million in secured convertible promissory notes (the “October Notes”) by January 31, 2011, including for the exchange of Bridge Notes and Deerwood Notes (as defined below) and interest on those notes. The fund raising efforts were successful and new notes in the aggregate principal amount of $3,023,938 and warrants to purchase 168,002 shares of common stock were issued by November 12, 2010.

On November 23, 2010 the Company’s Board approved an approximate aggregate offering amount of $5 million in subordinated convertible promissory notes (the “January Notes”) by July 31, 2011. From January 20, 2011 through to April 25, 2011, the Company issued January Notes in an aggregate principal amount of $2,500,000 and warrants to purchase 138,897 shares of common stock to twelve accredited investors.

The securities issued under the 2010 and 2011 Bridge Note and Warrant Purchase Agreements are summarized in the following table and notes:

			As of September 30, 2011
Note Type and Investor		Amended Due Date	Balance($)	Discount ($)	Carrying Value ($)	Warrants Issued	Warrant Expiration Date

Secured 9% Notes Convertible at $9.00 (the “October Notes”) (12)

John Pappajohn	(1)	10/1/2012	$761,700	$-	$761,700	42,317	9/30/2017
Deerwood Partners, LLC	(2)	10/1/2012	256,100	(32,000)	224,100	8,538	11/2/2017
Deerwood Holdings, LLC	(2)	10/1/2012	256,100	(32,000)	224,100	8,538	11/2/2017
SAIL Venture Partners, LP	(2)		-	-	-	11,384	11/2/2017
SAIL Venture Partners, LP	(3)	10/1/2012	250,000	-	250,000	13,889	9/30/2017
Fatos Mucha	(10)	10/1/2012	100,000	-	100,000	5,556	10/11/2017
Andy Sassine	(4)	10/1/2012	500,000	-	500,000	27,778	10/10/2017
JD Advisors	(10)	10/1/2012	150,000	(6,300)	143,700	8,334	10/20/2017
Queen Street Partners	(10)	10/1/2012	100,000	(4,200)	95,800	5,556	10/27/2017
BGN Acquisitions	(2)	10/1/2012	250,000	(31,200)	218,800	13,889	11/2/2017
Highland Long/Short Fund Healthcare Fund	(5)	10/1/2012	400,000	(50,000)	350,000	22,223	11/9/2017
Monarch Capital: Placement Agent Warrants	(6)		-	-	-	1,112	10/11/2015
Monarch Capital: Placement Agent Warrants	(6)		-	-	-	4,446	11/11/2015
Total Secured Convertible Promissory notes		10/1/12	$3,023,900	$(155,700)	$2,868,200	173,560	2015 - 2017

Subordinated 9% Notes Convertible at $9.00 (the “January Notes”) (13)
Note Type and Investor		Amended Due Date	Balance($)	Discount ($)	Carrying Value ($)	Warrants Issued	Warrant Expiration Date
Meyer Proler MD	(7)	10/1/2012	$50,000.00	$(12,500)	$37,500	2,778	1/19/2018
William F. Grieco	(10)	10/1/2012	100,000.00	(33,300)	66,700	5,556	2/2/2018
Edward L. Scanlon	(10)	10/1/2012	200,000.00	(66,700)	133,300	11,112	2/6/2018
Robert Frommer Family Trust	(8)	10/1/2012	50,000.00	(4,700)	45,300	2,778	2/14/2018
Paul Buck	(9)	10/1/2012	50,000.00	(4,700)	45,300	2,778	2/14/2018
Andy Sassine	(4)	10/1/2012	200,000.00	(75,000)	125,000	11,112	2/22/2018
SAIL Venture Partners, LP	(3)	10/1/2012	187,500.00	(78,100)	109,400	10,417	2/26/2018
SAIL 2010 Co-Investment Partners, LP	(3)	10/1/2012	62,500.00	(26,000)	36,500	3,473	2/26/2018
Highland Long/Short Healthcare Fund	(5)	10/1/2012	400,000.00	(166,700)	233,300	22,223	2/26/2018
Monarch Capital: Placement Agent Warrants	(6)	10/1/2012	-	-	-	6,112	2/27/2016
Rajiv Kaul	(10)	10/1/2012	100,000.00	(41,700)	58,300	5,556	3/2/2018
Meyer Proler MD	(7)	10/1/2012	50,000	(27,100)	22,900	2,778	04/04/2018
SAIL Venture Partners, LP	(3)	10/1/2012	250,000	(135,400)	114,600	13,889	04/14/2018
SAIL 2010 Co-Investment Partners, LP	(3)	10/1/2012	250,000	(135,400)	114,600	13,889	04/14/2018
John M Pulos	(10)	10/1/2012	150,000	(81,300)	68,700	8,334	04/21/2018
SAIL Venture Partners, LP	(3)	10/1/2012	125,000	(67,700)	57,300	6,945	04/24/2018
SAIL 2010 Co-Investment Partners, LP	(3)	10/1/2012	125,000	(67,700)	57,300	6,945	04/24/2018
Cummings Bay Capital LP	(5)	10/1/2012	150,000	(81,200)	68,800	8,334	04/24/2018
Monarch Capital: Placement Agent Warrants	(6)		-	-	-	2,223	04/24/2016
Antaeus Capital: Placement Agent Warrants	(11)		-	-	-	1,667	04/21/2016
Total Subordinated Convertible Promissory notes		10/1/2012	$2,500,000	$(1,105,200)	$1,394,800	148,899	2016 - 2018

Totals			$5,523,900	$(1,260,900)	$4,263,000	322,459

(1)	Mr. John Pappajohn is a Director of the Company. On June 3, 2010, we entered into a Bridge Note and Warrant Purchase Agreement with John Pappajohn to purchase two secured promissory notes (each, a “Bridge Note”) in the aggregate principal amount of $500,000, with each Bridge Note in the principal amount of $250,000 maturing on December 2, 2010. On June 3, 2010, Mr. Pappajohn loaned the Company $250,000 in exchange for the first Bridge Note (there were no warrants issued in connection with this first note) and on July 25, 2010, Mr. Pappajohn loaned the Company $250,000 in exchange for the second Bridge Note. In connection with his purchase of the second Bridge Note, Mr. Pappajohn received a warrant to purchase up to 8,334 shares of our common stock. The exercise price of the warrant (subject to anti-dilution adjustments, including for issuances of securities at prices below the then-effective exercise price) was $15.00 per share. Pursuant to a separate agreement that we entered into with Mr. Pappajohn on July 25, 2010, we granted him a right to convert his Bridge Notes into shares of our common stock at a conversion price of $15.00. The conversion price was subject to customary anti-dilution adjustments, but would never be less than $9.00. Each Bridge Note accrued interest at a rate of 9% per annum.

On October 1, 2010, we entered into a Note and Warrant Purchase Agreement (the “October Purchase Agreement”) with John Pappajohn, pursuant to which we issued to Mr. Pappajohn October Notes in the aggregate principal amount of $761,700 and warrants to purchase up to 42,317 shares of common stock. The Company received $250,000 in gross proceeds from the issuance of October Notes in the aggregate principal amount of $250,000 and related warrants to purchase up to 13,889 shares. We also issued October Notes in the aggregate principal amount of $511,700, and related warrants to purchase up to 28,428 shares, to Mr. Pappajohn in exchange for the cancellation of the two Bridge Notes originally issued to him on June 3, 2010 and July 25, 2010 in the aggregate principal amount of $500,000 (and accrued and unpaid interest on those notes) and a warrant to purchase up to 8,334 shares originally issued to him on July 25, 2010. The transaction closed on October 1, 2010.

(2)	Dr. George Kallins is a Director of the Company and together with his wife controls Deerwood Partners, LLC and Deerwood Holding, LLC. He is also the General Partner of BGN Acquisitions Ltd. LP.

On July 5, 2010 and August 20, 2010, we issued unsecured promissory notes (each, a “Deerwood Note”) in the aggregate principal amount of $500,000 to Deerwood Partners LLC and Deerwood Holdings LLC, with each investor purchasing two notes in the aggregate principal amount of $250,000.   The Deerwood Notes were to mature on December 15, 2010.  We received $250,000 in gross proceeds from the issuance of the first two notes on July 5, 2010 and another $250,000 in gross proceeds from the issuance of the second two notes on August 20, 2010.   In connection with the August 20, 2010 transaction, each of the two investors also received a warrant to purchase up to 2,500 shares of our common stock at an exercise price (subject to anti-dilution adjustments, including for issuances of securities at prices below the then-effective exercise price) of $16.80 per share.

SAIL Venture Partners L.P. (“SAIL”) issued unconditional guaranties to each of the Deerwood investors, guaranteeing the prompt and complete payment when due of all principal, interest and other amounts under each Deerwood Note.  SAIL’s general partner is SAIL Venture Partners, LLC, of which our director David Jones is a senior partner.  The obligations under each guaranty were independent of our obligations under the Deerwood Notes and separate actions could be brought against the guarantor.  We entered into an oral agreement to indemnify SAIL and grant to SAIL a security interest in our assets in connection with the guaranties. In addition, on August 20, 2010, we granted SAIL warrants to purchase up to an aggregate of 3,334 shares of common stock at an exercise price (subject to anti-dilution adjustments, including for issuances of securities at prices below the then-effective exercise price) of $16.80 per share.

Each Deerwood Note accrued interest at a rate of 9% per annum and was convertible into shares of our common stock at a conversion price of $15.00.  The conversion price was subject to customary anti-dilution adjustments, but would never be less than $9.00.

On November 3, 2010, Deerwood Partners LLC, Deerwood Holdings LLC and BGN Acquisition Ltd. LP, executed the October Purchase Agreement. In connection therewith, we issued October Notes in the aggregate principal amount of $762,200 and warrants to purchase up to 42,348 shares of common stock, as follows: (a) We received $250,000 in gross proceeds from the issuance to BGN Acquisition Ltd., LP, of October Notes in the aggregate principal amount of $250,000 and related warrants to purchase up to 13,889 shares. (b) We also issued October Notes in the aggregate principal amount of $512,200, and related warrants to purchase up to 17,075 shares, to Deerwood Holdings LLC and Deerwood Partners LLC, in exchange for the cancellation of the Deerwood Notes originally issued on July 5, 2010 and August 20, 2010 in the aggregate principal amount of $500,000 (and accrued and unpaid interest on those notes) and warrants to purchase an aggregate of up to 5,000 shares originally issued on August 20, 2010. The related guaranties and oral indemnification and security agreement that had been entered into in connection with the Deerwood Notes were likewise terminated. SAIL, of which our director David Jones is a senior partner, issued unconditional guaranties to each of the Deerwood investors, guaranteeing the prompt and complete payment when due of all principal, interest and other amounts under the October Notes issued to such investors. The obligations under each guaranty are independent of our obligations under the October Notes and separate actions may be brought against the guarantor. In connection with its serving as guarantor, we granted SAIL warrants to purchase up to an aggregate of 11,384 shares of common stock. The warrants to purchase 3,334 shares of common stock previously granted to SAIL on August 20, 2010 were canceled.

(3)	Mr. Dave Jones is a Director of the Company and is a senior partner of the general partner of SAIL Venture Partners, LP. of which SAIL 2010 Co-Investment Partners, L.P. is an affiliate.

(4)	Mr. Andy Sassine is an accredited investor and has become a beneficial owner of more than 5% of our outstanding common stock.

(5)	Highland Long/Short Healthcare Fund, whose Portfolio Manager is Michael Gregory, has become a beneficial owner of more than 5% of our outstanding common stock. For purposes of the beneficial ownership calculations in accordance with the rules of the Securities and Exchange Commission, Mr. Gregory is deemed to have voting and investment power over the Company’s securities held by both Highland Long/Short Healthcare Fund and Cummings Bay Capital, LP.

(6)	Monarch Capital Group LLC (“Monarch”) acted as non-exclusive placement agent with respect to the October 12, 2010 placement of October Notes in the aggregate principal amount of $100,000 and related warrants, pursuant to an engagement agreement, dated September 30, 2010, between the Company and Monarch. Under the engagement agreement, in return for its services as non-exclusive placement agent, Monarch was entitled to receive (a) a cash fee equal to 10% of the gross proceeds raised from the sale of October Notes to investors introduced to the Company by Monarch; (b) a cash expense allowance equal to 2% of the gross proceeds raised from the sale of October Notes to such investors; and (c) five-year warrants (the “2010 Placement Agent Warrants”) to purchase common stock of the Company equal to 10% of the shares issuable upon conversion of October Notes issued to such investors. In connection with the October 12, 2010 closing, Monarch received a cash fee of $10,000 and a cash expense allowance of $2,000 and, on October 25, 2010, received 2010 Placement Agent Warrants to purchase 1,112 shares of the Company’s common stock at an exercise price of $9.90 per share.

Monarch has also acted as non-exclusive placement agent with respect to the placement of January Notes in the aggregate principal amount of $550,000 and related warrants, pursuant to an engagement agreement, dated January 19, 2011 which has the same terms as the September 30, 2010 agreement between the Company and Monarch. In connection with acting as nonexclusive placement agent with respect to January Notes in the aggregate principal amount of $550,000 and related warrants, Monarch received aggregate cash fees of $55,000 and an aggregate cash expense allowance of $11,000 and five-year warrants (the “2011 Placement Agent Warrants”) to purchase an aggregate of up to 6,112 shares of the Company’s common stock at an exercise price of $9.90 per share. The 2011 Placement Agent Warrants have an exercise price equal to 110% of the conversion price of the January Notes and an exercise period of five years. The terms of the 2011 Placement Agent Warrants, except for the exercise price and period, are identical to the terms of the warrants related to the January Notes.

Monarch has acted as non-exclusive placement agent with respect to the placement of certain of the abovementioned January Notes in the aggregate principal amount of $200,000 and related warrants, pursuant to an engagement agreement, dated January 19, 2011 which has the same terms as the abovementioned September 30, 2010 agreement between the Company and Monarch. In connection with acting as nonexclusive placement agent with respect to two January Notes dated April 5, 2011 and April 25, 2011 in the aggregate principal amount of $200,000 and related warrants, Monarch received aggregate cash fees of $20,000 and an aggregate cash expense allowance of $4,000 and 2011 Placement Agent Warrants to purchase an aggregate of up to 2,223 shares of the Company’s common stock at an exercise price of $9.90 per share.

(7)	Dr. Meyer Proler is an accredited investor who provides medical consulting services to the Company.

(8)	The Robert Frommer Family Trust is an accredited investor, the trustee of which is the father-in-law of the Company’s Chief Executive Officer, George Carpenter.

(9)	Mr. Paul Buck is the Chief Financial Officer of the Company.

(10)	All these investors are accredited.

(11)	Antaeus Capital, Inc. acted as non-exclusive placement agent with respect to the placement of January Notes, in the aggregate principal amount of $150,000 and related warrants, pursuant to an engagement agreement, dated April 15, 2011, between the Company and Antaeus. Under the engagement agreement, in return for its services as non-exclusive placement agent, Antaeus is entitled to receive (a) a cash fee equal to 10% of the gross proceeds raised from the sale of January Notes to investors introduced to the Company by Antaeus; and (b) 2011 Placement Agent Warrants to purchase the Company’s common stock equal to 10% of the gross amount of securities sold to such investors. In connection with acting as nonexclusive placement agent with respect to January Notes in the aggregate principal amount of $150,000 and related warrants, Antaeus received aggregate cash fees of $15,000 and 2011 Placement Agent Warrants to purchase an aggregate of up to 1,667 shares of the Company’s common stock at an exercise price of $9.90 per share.

(12)	The October Purchase Agreement provides for the issuance and sale of October Notes, for cash or in exchange for outstanding convertible notes, in the aggregate principal amount of up to $3,000,000 plus an amount corresponding to accrued and unpaid interest on any exchanged notes, and warrants to purchase a number of shares corresponding to 50% of the number of shares issuable on conversion of the October Notes. The agreement provides for multiple closings, but mandates that no closings may occur after January 31, 2011. The October Purchase Agreement also provides that the Company and the holders of the October Notes will enter into a registration rights agreement covering the registration of the resale of the shares underlying the October Notes and the related warrants.

The October Notes mature one year from the date of issuance (subject to earlier conversion or prepayment), earn interest equal to 9% per year with interest payable at maturity, and are convertible into shares of common stock of the Company at a conversion price of $9.00. The conversion price is subject to adjustment upon (i) the subdivision or combination of, or stock dividends paid on, the common stock; (ii) the issuance of cash dividends and distributions on the common stock; (iii) the distribution of other capital stock, indebtedness or other non-cash assets; and (iv) the completion of a financing at a price below the conversion price then in effect. The October Notes are furthermore convertible, at the option of the holder, into securities to be issued in subsequent financings at the lower of the then-applicable conversion price or price per share payable by purchasers of such securities. The October Notes can be declared due and payable upon an event of default, defined in the October Notes to occur, among other things, if the Company fails to pay principal and interest when due, in the case of voluntary or involuntary bankruptcy or if the Company fails to perform any covenant or agreement as required by the October Note.

Our obligations under the terms of the October Notes are secured by a security interest in the tangible and intangible assets of the Company, pursuant to a Security Agreement, dated as of October 1, 2010, by and between the Company and John Pappajohn, as administrative agent for the holders of the October Notes. The agreement and corresponding security interest terminate if and when holders of a majority of the aggregate principal amount of October Notes issued have converted their October Notes into shares of common stock.

The warrants related to the October Notes expire seven years from the date of issuance and are exercisable for shares of common stock of the Company at an exercise price of $9.00. Exercise price and number of shares issuable upon exercise are subject to adjustment (1) upon the subdivision or combination of, or stock dividends paid on, the common stock; (2) in case of any reclassification, capital reorganization or change in capital stock and (3) upon the completion of a financing at a price below the exercise price then in effect. Any provision of the October Notes or related warrants can be amended, waived or modified upon the written consent of the Company and holders of a majority of the aggregate principal amount of such notes outstanding. Any such consent will affect all October Notes or warrants, as the case may be, and will be binding on all holders thereof.

(13)	The 2011Note and Warrant Purchase Agreement (the” January Purchase Agreement”) provides for the issuance and sale of January Notes in the aggregate principal amount of up to $5,000,000, and warrants to purchase a number of shares corresponding to 50% of the number of shares issuable on conversion of the January Notes, in one or multiple closings to occur no later than July 31, 2011. The January Purchase Agreement also provides that the Company and the holders of the January Notes will enter into a registration rights agreement covering the registration of the resale of the shares underlying the January Notes and the related warrants.

The terms of the January Notes are identical to the terms of the October Notes, except that (i) the January Notes are not secured by any of the Company’s assets, (ii) the January Notes are subordinated in all respects to the Company’s obligations under the October Notes and the related guaranties issued to certain investors by SAIL and (iii) the Company is not subject to a restrictive covenant to the use of proceeds from the sale of the January Notes only for current operations.  The terms of the new warrants are identical to the terms of the warrants issued in connection with the October Notes.

As of September 30, 2011 outstanding secured convertible promissory notes (October Notes) were $3,023,900 (including $24,000 corresponding to accrued and unpaid interest on the exchanged notes) and debt discount was $155,700. During the year ended September 30, 2011 the Company amortized $2,868,200 of the debt discount.

As of September 30, 2011 outstanding unsecured convertible promissory notes (January Notes) were $2,500,000 and debt discount was $1,105,200. During the year ended September 30, 2011 the Company amortized $1,394,800 of the debt discount.

The combined outstanding secured and unsecured convertible promissory notes as of September 30, 2011 were $5,523,900 and debt discounts were $1,260,900. During the year ended September 30, 2011 the Company amortized $4,263,000 of the debt discount.

In connection with our application to list our securities on the TSXV and the contemplated public offering of securities in Canada and the United States, we have entered into the following agreements on June 3, 2011 with holders of our October Notes, January Notes, and related warrants:

1.	Holders of 100% of our 2010 Placement Agent Warrants and 2011 Placement Agent Warrants initially issued to Monarch Capital Group LLC and Antaeus Capital, Inc. have agreed to amend such warrants to remove full ratchet anti-dilution protection from the terms of the warrants. This amendment is conditioned on the closing of the proposed offering, provided that the proposed offering yields gross proceeds to the Company of at least $10 million, and is effective immediately prior to the closing of the proposed offering. As consideration for this amendment, we expect to issue warrants to purchase an aggregate of 3,889 shares of our common stock to such holders, with each holder receiving a warrant to purchase a number of shares of common stock corresponding to 25% of the number of shares issuable upon exercise of their placement agent warrants.

2.	Holders of our convertible notes in the aggregate principal amount of $5,523,900 and holders of warrants to purchase 322,459 shares of our common stock issued in connection with our convertible notes and the related guaranties (representing 100% of the aggregate principal amount of notes and related warrants outstanding), have entered into an agreement with us, which we refer to as the “Agreement to Convert and Amend”. The Agreement to Convert and Amend, was superseded by the Amendment and Conversion Agreements, detailed below.

In September 2011, it was determined that proceeding with the contemplated public offering of securities in Canada and listing on the TSXV was not viable due to the highly volatile market conditions at that time and the decision was made to terminate the offering.

On October 11, 2011, the Company, with the consent of holders of a majority in aggregate principal amount outstanding (the “Majority Holders”) of its outstanding subordinated unsecured convertible notes (the “January Notes”) amended all of the January Notes to extend the maturity of such notes until October 1, 2012.  The amendment, which is effective as of September 30, 2011, also added a mandatory conversion provision to the terms of the January Notes.  Under that provision, the January Notes would be automatically converted upon the closing of a public offering by the Company of shares of its common stock and/or other securities with gross proceeds to the Company of at least $10 million (the “Qualified Offering”).  If the public offering price is less than the conversion price then in effect, the conversion price will be adjusted to match the public offering price (the “Qualified Offering Price”).  Pursuant to the terms of the amendment, the January Notes would receive a second position security interest in the assets of the Company (including its intellectual property).  The Majority Holders of the January Notes also consented to the terms of a new $2 million bridge financing (the “Bridge Financing”) and to granting the investors in such financing a second position security interest in the assets of the Company (including its intellectual property) that is pari passu with the second position security interest received by the holders of the January Notes.

On October 12, 2011, the Company, with the consent of the Majority Holders of its senior secured convertible notes (the “October Notes”), amended all of the October Notes to extend the maturity of such notes until October 1, 2012.  The amendment, which is effective as of September 30, 2011, also added the same mandatory conversion and conversion price adjustment provisions to the terms of the October Notes as were added to the terms of the January Notes.    The Majority Holders of the October Notes also consented to the terms of the Bridge Financing and to granting the investors in such financing as well as the holders of the Company’s January Notes a second position security interest in the assets of the Company (including its intellectual property).  The guaranties that had been issued in 2010 to certain October Note investors by SAIL Venture Partners, L.P. were extended accordingly.

Pursuant to the agreements amending the October Notes and January Notes (the “Amendment and Conversion Agreements”), the exercise price of the warrants that were issued in connection with the October Notes and the January Notes (the “Outstanding Warrants”) will be adjusted to match the Qualified Offering Price, if such price is lower than the exercise price then in effect. The Company agreed to issue to each holder of the October Notes and January Notes, as consideration for the above, warrants to purchase a number of shares of common stock equal to 30% of the number of shares of common stock to be received by each holder upon conversion of their notes at the closing of the Qualified Offering (the “Consideration Warrants”).  The Consideration Warrants would be issued after the Qualified Offering and would have the same terms as the Outstanding Warrants, as amended.

The Amended and Restated Security Agreement, dated as of September 30, 2011, between the Company and Paul Buck, as administrative agent for the secured parties (the “Amended and Restated Security Agreement”), which replaces the existing security agreement from 2010, and the corresponding security interest terminate (1) with respect to the October Notes, if and when holders of a majority of the aggregate principal amount of October Notes issued have converted their notes into shares of common stock and, (2) with respect to the January Notes and notes to be issued in the Bridge Financing (the “Bridge Notes”), if and when holders of a majority of the aggregate principal amount of January Notes and Bridge Notes (on a combined basis) have converted their notes.

Assuming the Qualified Offering had been consummated on September 30, 2011, notes in the aggregate principal amount and accrued interest through September 30, 2011 of approximately $5,908,404 would have been converted into 656,464 shares of our common stock and Consideration Warrants would have been issued to purchase an aggregate of 196,940 shares of our common stock.

The Company evaluated the Amendment and Conversion Agreements, effective September 30, 2011 and the October Purchase Agreement, effective September 30, 2010, under ASC 470-50-40 “Extinguishments of Debt” (“ASC 470”). ASC 470 requires modifications to debt instruments to be evaluated to assess whether the modifications are considered “substantial modifications”. A substantial modification of terms shall be accounted for like an extinguishment. For extinguished debt, a difference between the re-acquisition price and the net carrying amount of the extinguished debt shall be recognized currently in income of the period of extinguishment as losses or gains. The Company noted the change in terms per the Amendment and Conversion Agreements and the October Purchase Agreement, met the criteria for substantial modification under ASC 470, and accordingly treated the modification as extinguishment of the original convertible notes, replaced by the new convertible notes under the modified terms. The Company recorded a loss on extinguishment of debt of $1,968,000 and $1,094,300 for the years ended September 30, 2011 and 2010, respectively.